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American Mutual Fund, Inc.
333 South Hope Street
Los Angeles, California 90071-1406

Phone (213) 486 9200
Fax (213) 486 9455

Vincent P. Corti
Secretary

January 5, 2007

Document Control
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	American Mutual Fund, Inc.
File Nos. 811-00572 and 002-10607

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on December 29, 2006 of Registrant's Post-Effective Amendment No. 117 under the Securities Act of 1933 and Amendment No. 37 under the Investment Company Act of 1940.

Sincerely,

/s/ Vincent P. Corti
Vincent P. Corti
Secretary